Beau Yanoshik

+1.202.373.6133

beau.yanoshik@morganlewis.com

July 10, 2024

VIA EDGAR

Filing Room

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	SSGA Active Trust (File Nos. 333-173276 and 811-22542)

Filing Pursuant to Rule 485(a)

Ladies and Gentlemen:

On behalf of our client, SSGA Active Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, Post-Effective Amendment No. 216 to the Trust’s Registration Statement on Form N-1A (Amendment No. 222 to the Trust’s Registration Statement on Form N-1A under the Investment Company Act of 1940) (the “Amendment”). The purpose of the Amendment is to register the SPDR SSGA My2026 Municipal Bond ETF, SPDR SSGA My2027 Municipal Bond ETF, SPDR SSGA My2028 Municipal Bond ETF, SPDR SSGA My2029 Municipal Bond ETF, SPDR SSGA My2030 Municipal Bond ETF, SPDR SSGA My2026 Corporate Bond ETF, SPDR SSGA My2027 Corporate Bond ETF, SPDR SSGA My2028 Corporate Bond ETF, SPDR SSGA My2029 Corporate Bond ETF, SPDR SSGA My2030 Corporate Bond ETF, SPDR SSGA My2031 Corporate Bond ETF, SPDR SSGA My2032 Corporate Bond ETF, SPDR SSGA My2033 Corporate Bond ETF, and SPDR SSGA My2034 Corporate Bond ETF as new series of the Trust.

Please contact me at (202) 373-6133 with your questions or comments.

Sincerely,

/s/ Beau Yanoshik
Beau Yanoshik

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW
Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001